Consolidated Statements of Financial Position (Parenthetical) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Financial Position
Share capital, shares outstanding	77,961	71,218	64,676